Subsequent Events (Details) - USD ($) $ in Millions	Apr. 30, 2025	Mar. 31, 2025
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Artisan Foundation IP Business
Subsequent Event [Line Items]
Amount of consideration received or receivable for the disposal of assets and liabilities, including discontinued operation.	$ 150.0
Omnibus Incentive Plan
Subsequent Event [Line Items]
Common stock, capital shares reserved for future issuance, increase (in shares)		8,452,110
Percentage of ordinary shares available for issuance under the Plan		0.80%